Leases	12 Months Ended
Dec. 31, 2023
Leases, 1 [Abstract]
Leases	Leases
During 2023, the changes in the Company’s right-of-use assets were as follows:

	Land and buildings		Other (1)	Total
Cost as of January 1, 2023	Ps.	81,753	2,213	83,966
Additions		21,858	772	22,630
Changes in fair value of past acquisitions		2,774	30	2,804
Transfer (from)/to assets classified as held for sale		(6,721)	(618)	(7,339)
Disposals		(5,956)	(141)	(6,097)
Remeasurements		8,416	674	9,090
Depreciation		(13,889)	(879)	(14,768)
Effects of changes in foreign exchange rates and restatement effects associated with hyperinflationary economies		(2,184)	(161)	(2,345)
Right-of-use assets, net as of December 31 2023	Ps.	86,051	1,890	87,941

(1)Other assets mainly include transportation equipment and servers.

As of December 31, 2023, the lease liabilities are integrated as follows:

	December 31, 2023
Maturity analysis – contractual undiscounted cash flows
Less than one year	Ps.	24,267
One to five years		57,694
Five to ten years		40,107
More than ten years		18,700
Total undiscounted lease liabilities on December 31		140,768
Lease liabilities included in the statement of financial position on December 31		96,073
Current		12,236
Non-Current	Ps.	83,837

As December 31, 2023, the weighted average incremental borrowing rate was 9.79%.
The interest expense for leases reported in the consolidated income statement for the year ended December 31, 2023 was Ps. 6,841.
The expense relating to short-term leases and leases of low-value assets for the year ended December 31, 2023 was Ps. 10 included in the consolidated income statement in selling expenses.
For the year ended December 31, 2023, the amounts recognized in the consolidated statement of cash flows related to leases paid, including interest paid derived from leases, are Ps. 16,171.
During 2022, the changes in the Company’s right-of-use assets was as follows:

	Land and buildings		Other (1)	Total
Cost as of January 1, 2022	Ps.	54,944	2,050	56,994
Additions		10,208	478	10,686
Additions from business combinations		21,414	519	21,933
Disposals		(1,464)	(77)	(1,541)
Remeasurements		6,228	494	6,722
Depreciation		(9,366)	(1,106)	(10,472)
Effects of changes in foreign exchange rates and restatement effects associated with hyperinflationary economies		(211)	(145)	(356)
Right-of-use assets, net as of December 31 2022	Ps.	81,753	2,213	83,966

(1)Other assets mainly include transportation equipment and servers.

As of December 31, 2022, the lease liabilities are integrated as follows:

	December 31, 2022
Maturity analysis – contractual undiscounted cash flows
Less than one year	Ps.	14,374
One to five years		45,562
Five to ten years		32,348
More than ten years		14,282
Total undiscounted lease liabilities on December 31		106,566
Lease liabilities included in the statement of financial position on December 31		93,317
Current		12,095
Non-Current	Ps.	81,222

As of December 31, 2022, the weighted average incremental borrowing rate was 9.17%.
The interest expense for leases reported in the consolidated income statement for the year ended December 31, 2022 and 2021 was Ps. 5,789 and Ps. 5,118, respectively.
The expense relating to short-term leases and leases of low-value assets for the year ended December 31, 2022 and 2021 was Ps. 841 and Ps. 112, respectively.
For the year ended December 31, 2022 and 2021, the amounts recognized in the consolidated statement of cash flows related to leases paid, including interest paid derived from leases, are Ps. 13,291 and Ps. 10,977, respectively.
During 2022 and 2021, the Company applied the related COVID 19 rent concessions practical expedient to apply the exemption from assessing whether a COVID 19 rent concession is a lease modification for all rent concessions that met the criteria of the amendment to IFRS 16 effective as of June 1, 2020.
12.1 Land and buildings leases
The Company leases land for construction of its retail stores mainly and some buildings for its office space. The leases of retail stores typically run for an average useful life of 15 years, and leases of office space for three to five years. Some leases include an option to renew the lease for an additional period at the end of the contract term.
Some leases provide for additional rent payments that are based on changes in the National Consumer and Price Index, or sales that the Company makes at the leased store in the period.
Variable lease payments based on sales
Some leases of retail stores contain variable lease payments that are based on sales that the Company makes at the store. Variable rental payments were not material for the year ended December 31, 2023 and 2022.
The Company expects the relative proportions of fixed and variable lease payments to remain broadly consistent in future years.
Extension options
Some leases of office buildings, cellars and retail stores contain extension options exercisable by the Company up to one year before the end of the non-cancellable contract period. Where practicable, the Company seeks to include extension options in new leases to provide operational flexibility. The extension options held are exercisable only by FEMSA and not by the lessor, in other words, the lessee has the unilateral right to exercise the extension option. The Company assesses at lease commencement whether it is reasonably certain to exercise the extension options. FEMSA reassesses whether it is reasonably certain to exercise the options if there is a significant event or significant change in circumstances within its control. Except for some business units, FEMSA considers that the “reasonably certain” criteria are met when a new lease contract is signed by both the Company and the lessor, which usually occurs within a short period of the expiration of the current lease term. Extension options on leases do not represent a significant impact on the right-of-use assets on December 31, 2023 and 2022.
12.2 Other leases
The Company leases vehicles, servers and equipment, with lease terms from three to five years. In some cases, the Company has options to purchase the assets at the end of the contract term. At the commencement date, the Company does not expect to exercise the purchase options.
FEMSA also leases IT equipment and machinery with contract terms from one to three years. These leases are short-term and/or leases of low-value items. The Company has elected not to recognize right-of-use assets and lease liabilities for these types of leases.